Income Tax (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax (Textual)
Unused net operating loss carryforwards	$ 25,123,726	$ 20,081,239
Net operating losses carryforwards	$ 5,043,944	$ 4,008,863
Operating loss carryforwards expiration, description	2018 to 2022	2017 to 2021
PRC [Member]
Income Tax (Textual)
Statutory rate	25.00%	25.00%
Hong Kong [Member]
Income Tax (Textual)
Statutory rate	16.50%	16.50%